Events After the Reporting Period (Details) - USD ($)	Aug. 17, 2026	Jun. 30, 2026	Jun. 20, 2026	Jun. 30, 2025
Events After the Reporting Period [Line Items]
Quantum of the liability			$ 13,000,000
Cash			5,000,000
Shares based liability			$ 8,000,000
Bank guarantee		$ 15,000,000		$ 15,000,000
Subsequent Events [Member]
Events After the Reporting Period [Line Items]
Bank guarantee	$ 15,000,000